Cost of Sales - Schedule of Cost of Sales (Details)	6 Months Ended
	Jun. 30, 2026 MYR (RM)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 MYR (RM)
Schedule of Cost of Sales [Abstract]
Purchases	RM 10,877,470	$ 2,663,568	RM 11,684,616
Marketing	362,482	88,761	2,492,536
Depreciation of plant and equipment	2,321,680	568,510	1,385,801
Software development	2,205,200	539,987	618,000
Server maintenance	16,635,889	4,073,629	20,607,243
Employee benefit expenses	2,067,926	506,372	1,435,890
Total	RM 34,470,647	$ 8,440,826	RM 38,224,086